Segment reporting (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Operating Segments [Line Items]
Total non-current assets other than financial instruments and deferred tax assets	$ 53,938	$ 48,375
Switzerland
Disclosure Of Operating Segments [Line Items]
Total non-current assets other than financial instruments and deferred tax assets	49,777	44,282
France
Disclosure Of Operating Segments [Line Items]
Total non-current assets other than financial instruments and deferred tax assets	2,574	2,184
United States
Disclosure Of Operating Segments [Line Items]
Total non-current assets other than financial instruments and deferred tax assets	1,584	1,906
Brazil
Disclosure Of Operating Segments [Line Items]
Total non-current assets other than financial instruments and deferred tax assets	$ 3	$ 3